ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE PRIME RESERVE FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

ASSET-BACKED SECURITIES 1.0%
Americredit Automobile Receivable Trust, Series 2006-AF
Class A1, 5.505%, 8/06/07	10,029	10,029
Capital Auto Receivables Asset Trust, Series 2006-SN1A
Class A1A, 5.44%, 9/20/07	10,500	10,500
Drive Auto Receivables Trust, Series 2006-1
Class A1, 5.341%, 6/15/07	6,219	6,219
Ford Credit Auto Owner Trust, Series 2006-B, Class A1
5.405%, 9/15/07	7,500	7,500
GS Auto Loan Trust, Series 2006-1, Class A1
5.514%, 8/15/07	13,037	13,037
Permanent Financing, Series 9A, Class 1A, VR
5.34%, 3/10/07 (Tender 9/11/06) (1)	7,500	7,500
Total Asset-Backed Securities (Cost $54,785)		54,785
BANK NOTES 1.6%
American Express Centurion Bank, VR
5.415%, 7/19/07 (Tender 9/19/06)	10,000	10,010
Bank of America, 5.345%, 11/27/06	37,500	37,500
HSBC Bank, VR, 5.494%, 9/21/07 (Tender 9/21/06)	19,800	19,821
National City Bank, VR, 4.46%, 4/04/07 (Tender 10/4/06)	4,000	4,000
Southtrust Bank, VR, 5.379%, 6/14/07 (Tender 9/14/06)	2,400	2,401
Westpac Banking, VR, 5.46%, 5/25/07 (Tender 11/27/06) (1)	13,000	13,008
Total Bank Notes (Cost $86,740)		86,740

CERTIFICATES OF DEPOSIT 24.8%
DOMESTIC (2) 7.2%
Bank of New York, 5.00%, 2/13/07	43,800	43,800
Countrywide Bank, VR, 5.36%, 3/16/07 (Tender 9/18/06)	12,500	12,500
Credit Suisse, VR, 5.30%, 7/19/07 (Tender 9/19/06)	37,500	37,500
Dexia Credit, 5.32%, 9/08/06	58,000	58,000
Manufacturers and Traders Trust, VR, 5.288%, 9/26/06	10,000	10,000
Manufacturers and Traders Trust, VR
5.31%, 3/30/07 (Tender 9/29/06)	11,900	11,900
Manufacturers and Traders Trust, VR
5.31%, 6/15/07 (Tender 9/15/06)	9,000	8,999
Mercantile Safe Deposit & Trust, 5.45%, 6/14/07	9,900	9,900
Mercantile Safe Deposit & Trust, VR
5.29%, 10/23/06 (Tender 9/21/06)	10,000	10,000
PNC Bank, VR, 5.284% 5/23/07 (Tender 9/25/06)	7,400	7,399
State Street Bank & Trust, VR, 5.47%, 1/16/07
(Tender 10/13/06)	15,000	15,001
Suntrust Bank, VR, 5.275%, 9/14/07 (Tender 9/14/06)	2,700	2,699
Svenska Handelsbanken, 5.28%, 9/11/06	37,500	37,500
Wells Fargo Bank, 5.005%, 2/13/07	13,750	13,750
Wells Fargo Bank, 5.27%, 9/27/06	29,750	29,750
Wells Fargo Bank, 5.28% 9/20/06	14,750	14,750
Wilmington Trust, 5.26%, 11/09/06	36,700	36,680
World Savings Bank, 5.32%, 9/18/06	24,000	24,000
Total Domestic		384,128
EURODOLLAR (3) 5.3%
ABN AMRO Bank (Chicago), 5.53%, 12/27/06	22,000	21,999
Australia & New Zealand Banking, 5.295%, 9/14/06	45,000	45,000
Banco Bilbao Vizcaya Argentaria, 5.47%, 6/15/07	30,000	30,000
Barclays Bank, 5.315%, 9/20/06	27,000	27,000
Credit Agricole, 4.025%, 9/11/06	49,000	49,000
Deutsche Bank, 5.53%, 12/27/06	28,000	28,008
HSBC Bank USA, 5.58%, 1/11/07	11,000	11,001
KBC Bank, 5.70%, 3/29/07	30,000	30,016
Societe Generale, 4.20%, 9/01/06	10,000	10,000
Societe Generale, 4.80%, 12/05/06	15,000	15,000
Societe Generale, 5.00%, 2/12/07	15,000	15,000
Total Eurodollar		282,024
YANKEE (4) 12.3%
Abbey National Treasury Services, 5.27%, 9/25/06	14,000	14,000
ABN AMRO Bank, 5.00%, 2/07/07	15,000	15,000
Banco Bilbao Vizcaya, 5.32%, 9/08/06	21,500	21,500
Bank of Nova Scotia, 5.31%, 9/20/06	37,000	37,000
Barclays Bank, 5.53%, 12/14/06	47,700	47,700
BNP Paribas, VR, 5.363%, 9/19/07 (Tender 11/20/06) (1)	35,000	35,000
Canadian Imperial Bank of Commerce, 5.32%, 9/20/06	16,500	16,500
Canadian Imperial Bank of Commerce, VR
5.55%, 4/27/07 (Tender 10/27/06)	21,000	21,010
Credit Suisse First Boston, VR
5.318%, 3/28/07 (Tender 9/28/06)	7,000	7,001
Fortis Bank, 5.31%, 9/19/06	50,000	50,000
HBOS Treasury Services, 5.01%, 11/24/06	20,000	20,000
Lloyds Bank, 5.33%, 9/11/06	74,500	74,500
Rabobank Nederland, 5.01%, 2/14/07	28,750	28,750
Royal Bank of Canada, 5.60%, 8/10/07	44,500	44,500
Royal Bank of Scotland, 5.005%, 2/13/07	10,900	10,900
San Paolo Imi S.p.A., 5.07%, 9/29/06	19,500	19,496
Societe Generale, 5.26%, 9/13/06	11,500	11,500
Svenska Handelsbanken, 5.03%, 2/21/07	14,900	14,900
Swedbank, VR, 5.285%, 2/12/07 (Tender 9/12/06)	15,000	14,999
Toronto-Dominion Bank, 5.28%, 9/12/06	10,300	10,300
Toronto-Dominion Bank, 5.425%, 6/08/07	36,750	36,751
UBS, 5.28%, 9/20/06	31,750	31,750
UBS, 5.315%, 9/20/06	42,500	42,500
Westpac Banking, 5.35%, 11/22/06	33,000	33,000
Total Yankee		658,557

Total Certificates of Deposit (Cost $1,324,709)		1,324,709
COMMERCIAL PAPER 54.0%
4(2) 38.6%
Air Products & Chemical, 5.25%, 9/08/06	15,000	14,985
Alliance & Leicester, 5.27%, 12/11/06	37,250	36,699
Allied Irish Bank, 5.285%, 9/08/06	53,000	52,946
Alpine Securitization, 5.25%, 9/28/06	26,000	25,898
Alpine Securitization, 5.28%, 9/06/06	50,000	49,963
Atlantic Asset Securitization, 5.26%, 9/08/06	11,219	11,208
Atlantic Asset Securitization, 5.26%, 9/22/06	33,112	33,010
Bank of Ireland, 5.29%, 9/11/06	13,000	12,981
BASF, 5.25%, 9/20/06	2,334	2,328
BASF, 5.255%, 9/20/06	19,000	18,947
BASF, 5.26%, 9/14/06	3,000	2,994
BASF, 5.26%, 9/29/06	10,861	10,817
Cafco, 5.255%, 9/29/06	19,767	19,686
Cafco, 5.26%, 9/06/06	8,400	8,394
Cafco, 5.30%, 9/15/06	15,000	14,969
Cafco, 5.31%, 9/22/06	30,000	29,907
Cargill, 5.27%, 9/01/06	2,176	2,176
Cargill Global Funding, 5.26%, 9/21/06	22,500	22,434
Cargill Global Funding, 5.27%, 9/07/06	7,590	7,583
Ciesco, 5.25%, 9/25/06	5,000	4,982
Ciesco, 5.26%, 9/25/06	15,000	14,947
Ciesco, 5.26%, 9/29/06	36,000	35,853
Citibank Credit Card Issuance, 5.27%, 9/13/06	39,500	39,431
Citibank Credit Card Issuance, 5.275%, 11/14/06	49,500	48,963
Consolidated Edison, 5.26%, 9/06/06	15,000	14,989
Consolidated Edison, 5.26%, 9/11/06	1,661	1,659
CRC Funding, 5.25%, 9/07/06	26,000	25,977
CRC Funding, 5.26%, 9/07/06	5,000	4,996
CRC Funding, 5.26%, 10/04/06	5,000	4,976
CRC Funding, 5.30%, 9/20/06	53,000	52,852
Danske, 5.285%, 9/12/06	53,000	52,914
DEPFA Bank, 5.33%, 10/06/06	44,500	44,269
Fairway Finance, 5.255%, 9/18/06	20,300	20,250
Fairway Finance, 5.26%, 9/26/06	7,194	7,168
Fairway Finance, 5.265%, 9/11/06	29,250	29,207
Falcon Asset Securitization, 5.26%, 9/25/06	1,347	1,342
Falcon Asset Securitization, 5.27%, 9/25/06	33,094	32,978
Falcon Asset Securitization, 5.28%, 9/05/06	27,000	26,984
Falcon Asset Securitization, 5.30%, 9/01/06	11,000	11,000
Falcon Asset Securitization, 5.30%, 9/05/06	5,000	4,997
Grampian Funding, 5.275%, 11/21/06	83,750	82,756
Grampian Funding, 5.40%, 12/18/06	6,000	5,903
KBC Financial Products International, 5.26%, 9/18/06	7,500	7,481
Kitty Hawk Funding, 5.27%, 9/15/06	26,000	25,947
MBNA Master Credit Card Trust II, 5.28%, 9/14/06	3,000	2,994
MBNA Master Credit Card Trust II, 5.28%, 11/14/06	11,500	11,375
MBNA Master Credit Card Trust II, 5.285%, 10/19/06	51,900	51,534
MBNA MasterCredit Card Trust II, 5.37%, 9/20/06	21,000	20,940
Metlife, 5.25%, 9/05/06	14,500	14,492
Metlife, 5.27%, 9/28/06	8,000	7,968
Nationwide Building Society, 5.30%, 9/07/06 (1)	24,750	24,728
Northern Rock, 5.26%, 9/15/06 (1)	8,000	7,984
Northern Rock, 5.30%, 9/07/06 (1)	12,750	12,739
Northern Rock, 5.30%, 9/08/06 (1)	17,000	16,982
Old Line Funding, 5.26%, 10/04/06	14,500	14,430
Old Line Funding, 5.27%, 9/22/06	29,000	28,911
Old Line Funding, 5.33%, 9/12/06	35,500	35,442
Old Line Funding, 5.39%, 9/01/20	2,000	2,000
Park Avenue Receivables, 5.26%, 9/08/06	3,452	3,448
Park Avenue Receivables, 5.26%, 9/13/06	24,000	23,958
Park Avenue Receivables, 5.27%, 9/15/06	37,000	36,924
Park Avenue Receivables, 5.30%, 9/07/06	25,000	24,978
Preferred Receivables Funding, 5.265%, 9/08/06	50,000	49,949
Preferred Receivables Funding, 5.27%, 9/14/06	30,000	29,943
Prudential Financial, 5.28%, 9/18/06 (1)	22,500	22,444
Ranger Funding, 5.26%, 9/11/06	3,808	3,802
Ranger Funding, 5.26%, 10/05/06	38,700	38,508
Ranger Funding, 5.27%, 9/25/06	12,500	12,456
Ranger Funding, 5.29%, 9/19/06	20,000	19,947
Sanofi Aventis, 5.275%, 10/06/06 (1)	37,500	37,308
Sanofi Aventis, 5.30%, 9/15/06 (1)	37,500	37,423
Sheffield Receivables, 5.26%, 10/12/06	40,449	40,207
Sheffield Receivables, 5.27%, 9/07/06	33,500	33,471
Sheffield Receivables, 5.30%, 9/07/06	13,000	12,988
Sigma Finance, 5.17%, 12/06/06	30,000	29,586
Sigma Finance, 5.275%, 11/20/06	37,000	36,566
Solitaire Funding, 5.26%, 9/26/06 (1)	25,000	24,909
Solitaire Funding, 5.27%, 9/12/06 (1)	43,750	43,680
Solitaire Funding, 5.35%, 9/05/06 (1)	20,500	20,488
Southern Company, 5.30%, 9/05/06	7,515	7,511
Total Fina Elf Capital, 5.27%, 9/01/06	50,000	50,000
Tulip Funding, 5.26%, 9/15/06	28,000	27,943
Tulip Funding, 5.26%, 9/29/06	8,717	8,681
Tulip Funding, 5.35%, 9/05/06	9,000	8,995
Variable Funding Capital, 5.26%, 9/13/06	50,000	49,912
Variable Funding Capital, 5.26%, 9/22/06	3,000	2,991
Variable Funding Capital, 5.27%, 9/18/06	19,750	19,701
Yorktown Capital, 5.25%, 9/15/06	14,893	14,863
Yorktown Capital, 5.26%, 9/08/06	50,000	49,949
Yorktown Capital, 5.27%, 9/18/06	6,778	6,761
Total 4(2)		2,063,555
NON-4(2) 15.4%
Brown University, 5.38%, 9/20/06	8,000	7,977
Capital One Multi-Asset Executive Trust, 5.27%, 9/22/06	4,000	3,988
Capital One Multi-Asset Executive Trust, 5.30%, 10/11/06	26,100	25,946
CBA (Delaware) Finance, 5.25%, 9/18/06	25,000	24,938
CBA (Delaware) Finance, 5.34%, 9/05/06	26,750	26,734
Citigroup Funding, 5.27%, 9/18/06	33,600	33,516
Citigroup Funding, 5.27%, 9/22/06	41,000	40,874
DaimlerChrysler Revolving Auto, 5.26%, 9/14/06	1,000	998
DaimlerChrysler Revolving Auto, 5.27%, 9/28/06	3,015	3,003
DaimlerChrysler Revolving Auto, 5.27%, 10/26/06	6,311	6,260
DaimlerChrysler Revolving Auto, 5.27%, 11/16/06	5,000	4,944
DaimlerChrysler Revolving Auto, 5.355%, 9/01/06	45,000	45,000
Deutsche Bank, 5.26%, 9/15/06	24,500	24,450
Dexia Delaware, 5.29%, 9/08/06	17,000	16,983
DnB NOR Bank, 5.285%, 9/12/06	37,500	37,439
FCAR Owner Trust, 5.27%, 9/18/06	60,000	59,851
FCAR Owner Trust, 5.28%, 9/12/06	29,776	29,728
HBOS Treasury Services, 5.27%, 11/21/06	38,000	37,549
ING Funding (U.S.) 5.25%, 10/17/06	37,000	36,752
National City Credit, 5.26%, 9/13/06	22,500	22,461
New York State Power Authority, 5.31%, 9/14/06	25,000	24,952
Nordea North America, 5.25%, 9/05/06	26,150	26,135
Paccar Financial, 5.26%, 9/13/06	10,250	10,232
PNC Funding, 5.26%, 9/25/06	29,000	28,898
Prudential Funding, 5.25%, 9/08/06	16,000	15,984
Royal Bank of Scotland, 5.275%, 9/14/06	63,500	63,379
San Paolo IMI U.S. Financial, 5.29%, 9/08/06	16,000	15,984
Skandinaviska Enskinlda Banken, VR
5.285%, 7/19/07 (Tender 9/19/06) (1)	37,000	36,996
State of Mississippi, 5.42%, 9/05/06	3,550	3,548
Swedbank, 5.28%, 12/04/06	4,000	3,945
Toyota Credit Puerto Rico, 5.28%, 9/07/06	39,500	39,465
Toyota Motor Credit, 5.28%, 9/07/06	34,000	33,970
Westpac Banking, 5.16%, 10/13/06 (1)	6,000	5,964
Yale University, 5.34%, 9/07/06	24,500	24,478
Total Non-4(2)		823,321

Total Commercial Paper (Cost $2,886,876)		2,886,876

FUNDING AGREEMENTS 0.9%
Genworth Life Insurance, VR, 5.60%, 1/12/07
(Tender 10/12/06) (5)	30,000	30,000
ING USA Annuity & Life Insurance, 5.38%, 9/29/06 (5)	15,000	15,000
Transamerica Occidential Life Insurance, VR
5.55%, 12/01/06 (Tender 9/1/06) (5)	5,000	5,000
Total Funding Agreements (Cost $50,000)		50,000

MEDIUM-TERM NOTES 15.9%
Abbey National Treasury Services, VR
5.51%, 6/29/07 (Tender 9/26/06)	7,400	7,402
Allstate Life Global Funding, VR, 5.345%, 5/21/07
(Tender 9/21/06)	30,000	30,011
Allstate Life Global Funding, VR, 5.398%, 11/09/06
(Tender 9/11/06) (1)	7,400	7,401
American Express Credit, VR, 5.33%, 6/12/07
(Tender 9/12/06)	28,000	28,006
American Honda Finance, VR, 5.39%, 3/08/07
(Tender 9/8/06)	11,900	11,908
American Honda Finance, VR, 5.439%, 11/22/06	2,800	2,800
American Honda Finance, VR, 5.60%, 4/13/07
(Tender 10/13/06)	4,325	4,328
Australia and New Zealand Banking, VR
5.324%, 9/21/07 (Tender 9/25/06) (1)	8,400	8,403
Banco Santander Totta, VR, 5.33% 10/16/07
(Tender 9/18/06) (1)	31,000	31,000
Bank of Ireland, VR, 5.305% 10/19/07 (Tender 9/19/06)	29,500	29,500
Bank One, VR, 5.708%, 10/01/07 (Tender 10/2/06)	2,300	2,306
Bear Stearns Companies, VR, 5.315%, 10/12/07
(Tender 9/14/06)	7,500	7,500
Bear Stearns Companies, VR, 5.37%, 10/15/07
(Tender 9/15/06)	14,400	14,401
Calyon, VR, 5.416%, 8/10/07 (Tender 11/10/06)	26,000	25,996
Caterpillar Financial Services, VR, 5.50%, 7/27/07
(Tender 10/27/06)	22,000	22,003
Dexia Credit Local, VR, 5.52%, 5/15/07 (Tender 11/15/06)	2,900	2,903
Eli Lilly Services, VR, 5.372%, 10/01/07 (Tender 9/1/06)	12,000	12,000
GE Capital, VR, 5.373%, 3/09/07 (Tender 9/11/06)	4,500	4,502
GE Capital, VR, 5.43%, 10/17/07 (Tender 9/18/06)	14,900	14,900
GE Capital, VR, 5.493%, 7/09/07 (Tender 9/11/06)	23,900	23,900
Goldman Sachs, VR, 5.441%, 10/02/07 (Tender 9/5/06)	34,500	34,500
HBOS Treasury Services, VR, 5.338%, 10/09/07
(Tender 9/11/06) (1)	12,750	12,750
HBOS Treasury Services, VR, 5.58%, 4/04/07
(Tender 10/4/06)	1,750	1,751
HBOS Treasury Services, VR, 5.58%, 4/04/07
(Tender 10/4/06)	6,000	6,005
HSBC Finance, VR, 5.271%, 6/01/07 (Tender 9/1/06)	7,000	7,001
HSBC Finance, VR, 5.44%, 2/28/07 (Tender 11/28/06)	14,400	14,404
Intesa Bank Ireland, VR, 5.325%, 9/25/07 (Tender 9/25/06)	29,800	29,800
Irish Life and Permanent, VR, 5.326%,9/21/07
(Tender 9/22/06) (1)	35,700	35,700
JPMorgan Chase, VR, 5.361%,10/02/07 (Tender 9/5/06)	21,000	21,000
K2 (USA) 5.00%, 2/06/07 (1)	11,400	11,400
K2 (USA) VR, 5.284%, 3/26/07 (Tender 9/25/06) (1)	5,000	5,000
K2 (USA) VR, 5.284%, 5/25/07 (Tender 9/25/06)	14,000	13,999
K2 (USA) VR, 5.284%, 7/25/07 (Tender 9/25/06)	13,900	13,899
K2 (USA) VR, 5.29%, 6/15/07 (Tender 9/15/06) (1)	15,400	15,399
Kommunalkredit Austria, VR, 5.326%, 10/09/07
(Tender 9/11/06) (1)	37,250	37,250
Lehman Brothers Holdings, VR, 5.37%, 6/26/07
(Tender 11/27/06)	28,000	28,000
Lehman Brothers Holdings, VR, 5.38%, 5/31/07
(Tender 9/29/06)	3,000	3,002
Lehman Brothers Holdings, VR, 5.39%, 7/19/07
(Tender 9/19/06)	5,000	5,004
Links Finance, VR, 5.285%, 5/21/07 (Tender 9/20/06)	27,900	27,898
MBNA Europe Funding, VR, 5.336%, 9/07/07
(Tender 9/7/06) (1)	15,000	15,018
Merrill Lynch, VR, 5.298%, 7/27/07 (Tender 9/27/06)	14,900	14,900
Merrill Lynch, VR, 5.359%, 6/15/07 (Tender 9/15/06)	5,600	5,602
Merrill Lynch, VR, 5.37%, 6/15/07 (Tender 9/15/06)	1,400	1,401
Merrill Lynch, VR, 5.51%, 8/27/07 (Tender 11/27/06)	9,000	9,011
Merrill Lynch, VR, 5.521%, 3/19/07 (Tender 9/19/06)	4,500	4,503
Merrill Lynch, VR, 5.525%, 2/27/07 (Tender 11/27/06)	4,300	4,303
Merrill Lynch, VR, 5.59%, 4/26/07 (Tender 10/26/06)	3,500	3,503
Merrill Lynch, VR, 5.596%, 9/18/06	3,300	3,300
Merrill Lynch, VR, 5.615%, 1/26/07 (Tender 10/26/06)	4,328	4,330
Morgan Stanley, VR, 5.53%, 2/15/07 (Tender 11/15/06)	15,000	15,007
Morgan Stanley, VR, 5.615%, 7/27/07 (Tender 10/27/06)	20,000	20,024
Nationwide Building Society, VR, 5.436%, 7/06/07
(Tender 9/7/06) (1)	27,500	27,500
Nationwide Life Global Funding, VR
5.527%, 6/22/07 (Tender 9/22/06) (1)	18,000	18,018
Sigma Finance, VR, 5.33%, 10/12/07 (Tender 9/15/06)	7,000	7,001
SLM Corporation, VR, 5.33%, 7/12/07 (Tender 9/12/06) (1)	3,000	3,000
SLM Corporation, VR, 5.33%, 10/12/07 (Tender 9/12/06) (1)	34,750	34,750
Whistlejacket Capital, VR, 5.282%, 8/28/07 (Tender 9/25/06)	5,800	5,799
Whistlejacket Capital, VR, 5.29%, 4/11/07 (Tender 9/11/06) (1)	8,500	8,500
Whistlejacket Capital, VR, 5.29%, 8/28/07
(Tender 9/25/06) (1)	15,000	14,998
World Savings Bank, VR, 5.291%, 6/01/07 (Tender 9/1/06)	13,000	13,007
Total Medium-Term Notes (Cost $848,407)		848,407

MUNICIPAL SECURITIES 2.2%
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	1,400	1,400
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	5,285	5,285
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	9,585	9,585
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 5.38%)	5,900	5,900
Florida Hurricane Catastrophe, VR, TECP, 5.34%, 10/15/07
(Tender 9/15/06)	37,800	37,800
Michigan, GO, TECP, 5.27%, 10/11/06	4,250	4,250
Texas, Veterans Housing, VRDN (Currently 5.29%)	8,395	8,395
Texas, Veterans Housing, VRDN (Currently 5.29%)	14,035	14,035
Texas, Veterans Housing, VRDN (Currently 5.30%)	13,000	13,000
Texas PFA, Unemployment Obligation Trust
VRDN (Currently 5.30%)	14,900	14,900
Total Municipal Securities (Cost $114,550)		114,550
Total Investments in Securities
100.4% of Net Assets (Cost $5,366,067)		$5,366,067

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$633,240 and represents 11.8% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -total value of such securities at period-end amounts to $2,063,555 and represents 38.6% of net assets
GO	General Obligation
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

(5) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $50,000 and represents 0.9% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.60%, 1/12/07	1/12/06	$30,000
ING USA Annuity & Life Insurance, 5.38%, 9/29/06	2/22/05	15,000
Transamerica Occidental Life Insurance
VR, 5.55%, 12/1/06	11/1/04	5,000
Totals		$50,000

The fund has registration rights for certain restricted securities held as of August 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $5,366,067,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006